BANK LOANS - Long-term bank loan - Narrative (Details)			6 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2022 USD ($)
BANK LOANS
Proceeds from debt			¥ 1,000,000	$ 144,963	¥ 0
Bank of Kunlun
BANK LOANS
Face amount of debt	¥ 2,900,000					$ 420,393
Term of debt	18 months	18 months
Interest rate (as a percent)	6.00%					6.00%
Proceeds from debt	¥ 1,000,000	$ 144,963
Accounts receivable pledged as collateral	¥ 6,500,000					$ 1,000,000.0
Interest expense on bank loan			¥ 16,972	$ 2,460